United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Quarter ended 12/31/08

Item 1.                      Schedule of Investments

Federated Municipal Ultrashort Fund

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS—54.7%
		Alabama—2.9%
$1,510,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	$1,555,436
2,035,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,096,233
14,750,000		Health Care Authority for Baptist Health, AL, (Series B) ARS (Baptist Healthcare System)/ (Assured Guaranty Corp. INS), 5.500%, 1/2/2009	14,750,000
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	638,543
4,000,000		Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2012	3,959,480
300,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2009	299,640
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	495,195
		TOTAL	23,794,527
		Arizona--1.3%
1,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2009	1,000,000
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2010	2,025,100
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,041,940
3,000,000		Maricopa County, AZ Pollution Control Corp., (Series 2005B) ARS (El Paso Electric Co.), 14.600%, 1/2/2009	3,000,000
3,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,820,900
		TOTAL	10,887,940
		Arkansas--0.1%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	711,721
		California--2.8%
2,200,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	2,205,830
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,050,610
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,024,610
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,182,865
5,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008A), 5.00% (California Independent System Operator Corp.), 2/1/2010	5,173,800
1,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	956,650
1,000,000		California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,047,680
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	976,210
2,755,000		San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, (Series 2008), 5.00%, 4/1/2011	2,753,926
		TOTAL	22,372,181
		Colorado--2.0%
145,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	142,768
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,503,435
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	493,250
2,500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-2), 3.75% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2009	2,528,325
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,005,360
6,840,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00%, 11/1/2009	7,051,424
3,105,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00%, 11/1/2010	3,252,612
690,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	679,381
		TOTAL	16,656,555
		Florida--1.9%
1,305,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	782,987
54,609	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 6.25% (Atlantic Housing Foundation Properties), 7/1/2040	28,781
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,000,500
315,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	221,744
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,366,362
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,589,582
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,549,419
		TOTAL	15,539,375
		Georgia--5.4%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	2,986,680
2,000,000		Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,999,420
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,090,571
4,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	5,102,375
6,255,000		Forsyth County, GA, UT GO Bonds (Series 2008B), 5.00%, 3/1/2010	6,533,785
8,120,000		Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	8,863,224
700,000		Medical Center Hospital Authority, GA, Refunding Revenue Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	641,760
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,969,040
5,000,000		Monroe County, GA Development Authority, PCR Revenue Bonds (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,309,900
735,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 4.00%, 1/1/2010	747,943
1,000,000		Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,074,530
6,400,000		Rockdale County, GA Hospital Authority, (Series A) ARS (Rockdale Medical Center, Inc.)/ (Radian Asset Assurance, Inc. INS), 4.253%, 1/8/2009	6,400,000
		TOTAL	43,719,228
		Illinois--0.6%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2011	2,140,240
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.) 2/1/2012	2,943,840
		TOTAL	5,084,080
		Indiana--0.7%
2,750,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,832,748
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 8/1/2010	988,420
1,500,000		St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,502,820
		TOTAL	5,323,988
		Iowa--0.2%
1,455,000		Iowa Finance Authority, Senior Living Facility Refunding Revenue Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	1,250,573
		Kansas--0.2%
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	437,584
1,555,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,552,139
		TOTAL	1,989,723
		Louisiana--0.2%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,010,940
		Maryland--1.4%
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	1,333,770
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,041,530
5,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,381,200
2,955,000		Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,271,924
		TOTAL	11,028,424
		Massachusetts--3.0%
10,905,000		Massachusetts HEFA, (Series 2005F) ARS (Partners Healthcare Systems)/(FSA INS), 3.260%, 1/2/2009	10,905,000
8,980,000		Massachusetts HEFA, (Series 2007G-2) ARS (Partners Healthcare Systems)/(FSA INS), 4.000%, 1/1/2009	8,980,000
675,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2009	691,767
1,370,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,424,882
1,465,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,536,975
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,053,490
		TOTAL	24,592,114
		Michigan--0.3%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,335,420
750,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	757,433
		TOTAL	2,092,853
		Minnesota--0.3%
2,000,000		St. Louis Park, MN Health Care Facilities, Refunding Revenue Bonds (Series 2008C), 5.50% (Park Nicollet Health Services), 7/1/2009	2,017,080
250,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	249,363
		TOTAL	2,266,443
		Mississippi--0.6%
3,240,000		Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,385,346
1,200,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,253,832
		TOTAL	4,639,178
		Missouri--0.5%
1,250,000		Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%, 3/1/2009	1,249,938
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,690,508
1,020,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2009	1,020,785
		TOTAL	3,961,231
		Nebraska--0.2%
425,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	426,143
1,170,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,239,767
		TOTAL	1,665,910
		Nevada--2.4%
2,000,000		Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,075,660
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,171,080
2,350,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,072,865
1,680,000		Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00%, 7/1/2010	1,777,020
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	625,867
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	450,780
1,480,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	873,200
1,445,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,372,750
760,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	726,302
5,000,000		Reno, NV Hospital Revenue Bonds, (Series 2004B) ARS (Washoe Medical Center)/(FSA INS), 10.500%, 1/7/2009	5,000,000
		TOTAL	19,145,524
		New Jersey--3.1%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	502,675
1,836,500		Commercial, NJ, 6.25% BANs, 8/25/2009	1,832,203
1,285,500		Franklin Township, Warren County, NJ, 6.75% BANs, 10/23/2009	1,299,152
8,125,000		High Bridge Borough, NJ, 5.25% BANs, 1/13/2010	8,179,437
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2010	2,071,060
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,047,320
4,550,000		New Jersey State Educational Facilities Authority, (Series A) ARS (Seton Hall University), 10.000%, 1/1/2009	4,550,000
2,950,000		Passaic, NJ Parking Authority, 4.50% RANs (GTD by Passaic, NJ), 5/22/2009	2,958,732
2,224,925		Rockaway Borough, NJ, 4.25% BANs, 12/22/2009	2,246,863
		TOTAL	24,687,442
		New Mexico--0.3%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,917,020
255,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	259,664
		TOTAL	2,176,684
		New York--1.1%
4,000,000		Medina, NY Central School District, 3.50% BANs, 9/3/2009	4,018,960
540,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	537,376
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,088,140
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,108,960
		TOTAL	8,753,436
		North Carolina—5.9%
2,500,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,692,475
9,900,000		New Hanover County, NC, (Series 2008A) ARS (New Hanover Regional Medical Center)/ (FSA INS), 2.880%, 1/6/2009	9,900,000
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,055,380
11,550,000		North Carolina Medical Care Commission, (Series 2002) ARS (North Carolina Baptist Hospitals, Inc.)/(MBIA Insurance Corp. INS), 2.500%, 1/2/2009	11,550,000
10,000,000		North Carolina Medical Care Commission, (Series 2002) ARS (North Carolina Baptist Hospitals, Inc.)/(MBIA Insurance Corp. INS), 3.490%, 1/1/2009	10,000,000
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,553,085
3,265,000		North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,438,894
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,154,600
2,000,000		North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,176,700
2,000,000		North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,211,000
		TOTAL	47,732,134
		Ohio—1.9%
2,310,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	2,304,063
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	950,950
2,210,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2009	2,210,619
7,280,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	7,294,997
1,200,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,204,716
1,750,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,746,797
		TOTAL	15,712,142
		Oregon--0.3%
2,040,000		Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,107,422
		Pennsylvania--2.7%
1,500,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	1,546,800
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	3,092,790
1,120,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,144,035
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2007), 4.00% TOBs (PSEG Power LLC), Mandatory Tender 1/15/2009	2,000,380
6,000,000		Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	5,974,500
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,027,960
2,555,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 2.126% (Guthrie Healthcare System, PA), 12/1/2017	1,762,950
3,575,000		South Fork Municipal Authority, PA, (Series A) ARS (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS), 3.790%, 1/1/2009	3,575,000
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	750,000
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	735,683
		TOTAL	21,610,098
		South Carolina--1.1%
3,545,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	3,583,463
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 2.00% (Palmetto Health Alliance), Floating Rate Notes, 8/1/2013	5,580,000
		TOTAL	9,163,463
		Tennessee--0.2%
500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	473,525
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	423,430
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	913,470
		TOTAL	1,810,425
		Texas--5.6%
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,014,982
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	908,420
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,390,091
1,500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 3.00% (Baylor College of Medicine), 11/15/2009	1,487,535
500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2010	497,085
755,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2011	746,099
1,725,000		Harris County, TX HFDC, (Series A-5) ARS (Christus Health System)/(FSA INS), 3.000%, 1/1/2009	1,725,000
14,650,000		Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(FSA INS), 3.190%, 1/2/2009	14,650,000
1,000,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	1,035,600
1,250,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,342,512
1,000,000		Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00%, 8/15/2010	1,051,210
3,500,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,632,790
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	523,475
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	518,125
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	531,050
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	952,370
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2009	496,835
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 1.737%, 9/15/2010	1,106,250
7,250,000		Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,642,587
1,000,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,045,710
1,500,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,598,130
		TOTAL	44,895,856
		Utah--0.8%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.00% TOBs (Nucor Corp.), Optional Tender 10/1/2009	3,314,256
3,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2011	3,156,600
		TOTAL	6,470,856
		Virginia--1.6%
2,000,000		Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	1,993,520
3,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	2,952,660
1,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,005,670
2,140,000		Manassas Park, VA, UT GO Bonds, 4.50%, 10/1/2011	2,159,495
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,002,560
4,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	3,925,840
		TOTAL	13,039,745
		Washington--1.4%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,323,456
3,140,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	3,288,522
3,000,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2011	3,191,940
1,000,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2009	1,020,360
1,585,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	1,659,971
		TOTAL	11,484,249
		West Virginia--0.6%
5,000,000		West Virginia EDA, PCR Refunding Revenue Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	4,712,400
		Wisconsin--0.6%
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	2,030,337
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,902,395
		TOTAL	4,932,732
		Wyoming--0.5%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2009	4,199,454
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $445,637,905)	442,221,046
		SHORT-TERM MUNICIPALS --44.4%[4]
		California--5.3%
8,050,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.000%, 1/2/2009	8,050,000
200,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 1/2/2009	200,000
8,910,000	[1,2]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.250%, 1/1/2009	8,910,000
11,900,000		California State, GO Tax Exempt Notes, 8.00% CP, Mandatory Tender 1/6/2009	11,900,000
9,730,000	[1,2]	California State, Macon Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.760%, 1/1/2009	9,730,000
3,980,000	[1,2]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.250%, 1/1/2009	3,980,000
		TOTAL	42,770,000
		Florida--0.5%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 2.600%, 1/7/2009	4,500,000
		Georgia--0.7%
5,300,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 1.100%, 1/2/2009	5,300,000
		Illinois--0.6%
4,600,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 1.150%, 1/2/2009	4,600,000
		Louisiana--1.0%
1,500,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 1.500%, 1/2/2009	1,500,000
6,800,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 1.150%, 1/2/2009	6,800,000
		TOTAL	8,300,000
		Massachusetts--1.2%
9,650,000		Massachusetts Development Finance Agency, (Series U-6A) Daily VRDNs (Boston University)/(Bank of America N.A. LOC), 0.900%, 1/2/2009	9,650,000
		Michigan--0.1%
800,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 1.100%, 1/1/2009	800,000
		Missouri--1.7%
13,850,000		Missouri State HEFA, (Series 2005C-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 1.750%, 1/2/2009	13,850,000
		New Hampshire--0.2%
1,300,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 2.500%, 1/1/2009	1,300,000
		New Jersey--0.9%
7,150,000		New Jersey State Educational Facilities Authority, (Series 2005C) ARS (Seton Hall University), 1.500%, 1/2/2009	7,150,000
		New York--13.7%
1,440,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.000%, 1/7/2009	1,440,000
2,400,000		Long Island Power Authority, NY, (Series 3B) Daily VRDNs (GTD by WestLB AG LOC), 1.000%, 1/2/2009	2,400,000
30,240,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-K) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.000%, 1/5/2009	30,240,000
31,100,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.950%, 1/2/2009	31,100,000
7,800,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.950%, 1/2/2009	7,800,000
3,300,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.500%, 1/2/2009	3,300,000
5,950,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-5) Daily VRDNs (Bank of America N.A. LIQ), 0.800%, 1/2/2009	5,950,000
2,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 1.150%, 1/2/2009	2,000,000
2,200,000		New York City, NY, (1994 Series A-8) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.000%, 1/2/2009	2,200,000
3,265,000		New York City, NY, (Fiscal 2002 Series A-6) Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.150%, 1/2/2009	3,265,000
2,100,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 1.500%, 1/2/2009	2,100,000
7,200,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 1.500%, 1/2/2009	7,200,000
11,595,000	[1,2]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.250%, 1/1/2009	11,595,000
		TOTAL	110,590,000
		North Carolina--1.1%
2,400,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 1.250%, 1/1/2009	2,400,000
5,585,000	[1,2]	North Carolina Eastern Municipal Power Agency, Macon Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 1/1/2009	5,585,000
1,200,000		North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Wachovia Bank N.A. LIQ), 2.000%, 1/2/2009	1,200,000
		TOTAL	9,185,000
		Ohio--0.9%
2,900,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 1.000%, 1/2/2009	2,900,000
3,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 1/1/2009	3,000,000
1,500,000		Ohio State Higher Educational Facilities, (Series B-3) Daily VRDNs (Cleveland Clinic), 1.000%, 1/2/2009	1,500,000
		TOTAL	7,400,000
		Oklahoma--0.6%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 1.150%, 1/7/2009	1,000,000
4,000,000	[1,2]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 5.740%, 1/1/2009	4,000,000
		TOTAL	5,000,000
		Oregon--1.1%
9,200,000		Oregon State, Veterans' Welfare Bonds (Series 85) Daily VRDNs (Dexia Credit Local LIQ), 1.300%, 1/2/2009	9,200,000
		Pennsylvania--2.5%
4,745,000		Hamburg, PA Area School District, (Series of 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 2.500%, 1/1/2009	4,745,000
2,100,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.900%, 1/2/2009	2,100,000
5,700,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.750%, 1/1/2009	5,700,000
1,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.950%, 1/2/2009	1,000,000
3,700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.350%, 1/2/2009	3,700,000
2,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.350%, 1/2/2009	2,900,000
		TOTAL	20,145,000
		Tennessee--2.2%
17,600,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 1.500%, 1/2/2009	17,600,000
		Texas--9.1%
17,870,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 2.000%, 1/1/2009	17,870,000
10,800,000		Harris County, TX HFDC, (Series 2005 A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.150%, 1/2/2009	10,800,000
10,100,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.150%, 1/2/2009	10,100,000
20,100,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 1.100%, 1/2/2009	20,100,000
2,200,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.150%, 1/2/2009	2,200,000
11,500,000		Harris County, TX HFDC, (Subseries 2005 A-4) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.150%, 1/2/2009	11,500,000
1,100,000		Harris County, TX HFDC, (Subseries 2007A-1) Daily VRDNs (Baylor College of Medicine)/ (Wachovia Bank N.A. LOC), 0.900%, 1/2/2009	1,100,000
		TOTAL	73,670,000
		Virginia--1.0%
2,400,000		Richmond, VA IDA, (Series 2001) Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 1.550%, 1/2/2009	2,400,000
2,600,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.350%, 1/2/2009	2,600,000
500,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.900%, 1/2/2009	500,000
2,925,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.900%, 1/2/2009	2,925,000
		TOTAL	8,425,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $359,435,000)	359,435,000
		TOTAL INVESTMENTS --- 99.1% (IDENTIFIED COST $805,072,905)[5]	801,656,046
		OTHER ASSETS AND LIABILITIES --- NET --- 0.9%[6]	7,262,931
		TOTAL NET ASSETS 100%	$808,918,977

Securities that are subject to the federal alternative minimum tax (AMT) represent 2.3% of the portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $46,620,900, which represented 5.8% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At December 31, 2008, these liquid restricted securities amounted to $43,800,000, which represented 5.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000	$2,820,900
3	Non-income producing security.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5
At December 31, 2008, the cost of investments for federal tax purposes was $805,072,905. The net unrealized depreciation of investments for federal tax purposes was $3,416,859. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,084,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,501,165.

6	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ----
Level 2 – Other Significant Observable Inputs	801,656,046
Level 3 – Significant Unobservable Inputs	----
Total	$ 801,656,046

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
COP	--Certificate of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
INV	--Investment Agreement
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC(s)	--Letter of Credit(s)
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RANs	--Revenue Anticipation Notes
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 20, 2009_

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009